Columbia Funds Variable Series Trust II
290 Congress Street
Boston, MA 02210
May 1, 2024
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Variable Series Trust II (the Registrant)
Columbia Variable Portfolio – Commodity Strategy Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund
Columbia Variable Portfolio – Global Strategic Income Fund
Columbia Variable Portfolio – High Yield Bond Fund
Columbia Variable Portfolio – Large Cap Index Fund
Columbia Variable Portfolio – Select Mid Cap Growth Fund
CTIVP® – CenterSquare Real Estate Fund
CTIVP® – Victory Sycamore Established Value Fund
CTIVP® – Westfield Mid Cap Growth Fund
CTIVP® – Westfield Select Large Cap Growth Fund
(Prior to May 1, 2024, known as CTIVP® - Morgan Stanley Advantage Fund)
Variable Portfolio – Partners Core Bond Fund

Post-Effective Amendment No. 93
File No. 333-146374 /811-22127
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 93 (Amendment). This Amendment was filed electronically on April 25, 2024.
If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Variable Series Trust II